                             OMB Approval
        SECURITIES AND EXCHANGE COMMISSION  OMB Number: 3235-0582
            WASHINGTON, DC 20549        Expires: May 31, 2021
                            Estimated average burden
                            hours per response..7.2
            FORM N-PX




ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


Investment Company Act file number 811-06416

                            DTF Tax-Free Income Inc.
               (Exact name of registrant as specified in charter)


   Nathan I. Partain                                  Lawrence R. Hamilton
DTF Tax-Free Income Inc.                               Mayer Brown  LLP
 200 S Wacker Dr Ste 500                                71 South Wacker Drive
Chicago, Illinois 60606                                Chicago, Illinois 60606


               (Address of principal executive offices)(Zip code)

                 200 S Wacker, Chicago Illinois 60606
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 312-263-2610

Date of fiscal year end: October 31

Date of reporting period: July 1, 2017 to June 30, 2018

         Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder
(17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-06416
Reporting Period: 07/01/2017 - 06/30/2018
DTF Tax Free Income Inc.









=========================== DTF Tax Free Income Fund ===========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

                                               SIGNATURES


       Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.




    (Registrant)       DTF Tax-Free Income Inc.



     By (Signature and Title)*   /s/ NATHAN I. PARTAIN


            Nathan I. Partain
            President and Chief Executive Officer

    Date            August 10, 2018


     * Print the name and title of each signing officer under his or her signature.